Basis of Preparation of the Consolidated Financial Statements - Schedule of Reclassification of Contract Assets and Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Significant Accounting Policies [line items]
Inventories	$ 80,479	$ 53,324	$ 27,149	$ 21,808
Contract assets	203	420	142
Accounts payable (current)	148,595	84,225	45,911
Contract Liabilities (current)	7,404	4,996	1,460
Accounts Payable (noncurrent)	2,465	3,373	185
Contract liabilities (noncurrent)	$ 294	$ 1,828	1,470
Previously stated [member]
Disclosure of Significant Accounting Policies [line items]
Inventories			27,291
Accounts payable (current)			47,371
Accounts Payable (noncurrent)			1,655
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of Significant Accounting Policies [line items]
Inventories			(142)
Contract assets			142
Accounts payable (current)			(1,460)
Contract Liabilities (current)			1,460
Accounts Payable (noncurrent)			(1,470)
Contract liabilities (noncurrent)			$ 1,470